                                             [LOGO] LINCOLN(R)
                                                    -------
                                                    FINANCIAL GROUP
                                                    Delaware Lincoln
                                                    Investment Advisers

                                                    MANAGED FUND












                                             LINCOLN NATIONAL
                                             MANAGED FUND, INC.
                                             Annual Report
                                             December 31, 2001

LINCOLN NATIONAL MANAGED FUND, INC.

INDEX

     COMMENTARY

     STATEMENT OF NET ASSETS

     STATEMENT OF OPERATIONS

     STATEMENTS OF CHANGES IN NET ASSETS

     FINANCIAL HIGHLIGHTS

     NOTES TO FINANCIAL STATEMENTS

     REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

LINCOLN NATIONAL MANAGED FUND, INC.
ANNUAL PORTFOLIO COMMENTARY
FOR THE YEAR ENDED DECEMBER 31, 2001

Managed by:           [LOGO] LINCOLN
                      FINANCIAL GROUP
                      Delaware Lincoln
                      Investment Advisers

The Fund had a return of -1.6% for the fiscal year ended December 31, 2001, while its customized benchmark (55% S&P 500 Index, 40% Lehman Brothers Government/Credit Index and 5% Salomon Smith Barney 90 Day T-Bill*) returned -2.9%.
The decline in the U.S. equity markets that began in March 2000 carried over into 2001. The markets continued to fall due to concerns over a slowing U.S. economy, falling corporate profits, and a weak euro. The decline accelerated after the tragic events of September 11, as another element of uncertainty and consumer confidence was added to the equation. The U.S. equity markets did finish the year strongly; however, this late rally was not enough to bring most indexes positive for the year. For the first time since 1973-1974, many posted two consecutive years of negative performance.
The market's resilience in the fourth quarter was driven by a shift in focus toward the potential for future economic recovery. The Federal Reserve cut rates 11 times in 2001, four of which were between September 17 and the end of December, in its attempt to bring about that recovery. The 175 basis points of rate reduction since September helped push equity valuations upwards as a portion of the record amount of cash observed in money market funds entered the equity markets.
The returns of both equity and fixed income portions of the Fund exceeded that of their respective benchmarks for the fiscal year 2001. The Fund's performance attributable to the large-cap sleeve slightly exceeded the return of its benchmark, the S&P 500 Index*, due to industry weighting within the financial sector, as well as stock selection in the communication and consumer discretionary sectors. This outperformance was partially offset by stock selection in the technology sector.
The Fund's performance attributable to the small-cap sleeve helped the Fund due to stock selection in the finance, energy, business services, and utility sectors. This performance was partially offset by stock selection in the communications sector.
The Fund's performance attributable to the fixed income sleeve exceeded the return of its benchmark, the Lehman Brothers Government/ Credit Index*, by about 1.2% due primarily to its overweighting in corporate bonds and excellent security selection within the corporate sector.
Looking forward, we maintain a positive long-term view on the economy and the markets.

J. PAUL DOKAS

GROWTH OF $10,000 INVESTED 1/1/92 THROUGH 12/31/01

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                        LEHMAN BROTHERS GOVERNMENT/                 SOLOMON SMITH BARNEY
          MANAGED FUND         CREDIT INDEX          S&P 500 INDEX  90 DAY TREASURY BILL
1/1/92         $10,000                      $10,000        $10,000               $10,000
12/31/92       $10,366                      $10,758        $10,768               $10,361
12/31/93       $11,561                      $11,945        $11,845               $10,679
12/31/94       $11,348                      $11,525        $12,002               $11,130
12/31/95       $14,672                      $13,743        $16,503               $11,769
12/31/96       $16,440                      $14,141        $20,340               $12,386
12/31/97       $20,029                      $15,522        $27,129               $13,035
12/31/98       $22,577                      $16,991        $34,930               $13,694
12/31/99       $24,320                      $16,626        $42,312               $14,343
12/29/00       $23,977                      $18,596        $38,425               $15,198
12/31/01       $23,598                      $20,177        $33,862               $15,819

This chart illustrates, hypothetically, that $10,000 was invested in the Managed Fund on 1/1/92. As the chart shows, by December 31, 2001, the value of the investment at net asset value, with any dividends and capital gains reinvested, would have grown to $23,598. For comparison, look at how the Indices did over the same period. Past performance is not indicative of future performance. Remember, an investor cannot invest directly in an index.

AVERAGE ANNUAL RETURN            ENDED
ON INVESTMENT                    12/31/01
------------------------------------------------
One Year                                  -1.58%
------------------------------------------------
Five Years                       +         7.49%
------------------------------------------------
Ten Years                        +         8.97%
------------------------------------------------

* Standard & Poor's 500 Index - Broad based measurement of changes in stock market conditions based on average performance of 500 widely held stocks. Lehman Brothers Government/Credit Index - Measures performance of diversified, investment grade, bond issues. Salomon Smith Barney 90 Day T-Bill Index - Measures the return on short-term securities. An investor cannot invest directly in the above index/indexes, which is/are unmanaged.

                                 MANAGED FUND 1

LINCOLN NATIONAL
MANAGED FUND, INC.
STATEMENT OF NET ASSETS
December 31, 2001

                                          NUMBER      MARKET
COMMON STOCK - 58.99%                     OF SHARES   VALUE

-----------------------------------------------------------------------
AEROSPACE & DEFENSE - .99%
-----------------------------------------------------------------------
     Boeing                                   57,300  $       2,222,094
     GenCorp                                  23,600            332,996
     Honeywell International                  47,900          1,619,978
     Rockwell International                   32,700            584,022
  +  Sequa Class A                             6,500            308,880
  +  Teledyne Technologies                    10,600            172,674
     United Technologies                      25,400          1,641,602
-----------------------------------------------------------------------
                                                              6,882,246
AUTOMOBILES & AUTOMOTIVE PARTS - 0.98%
-----------------------------------------------------------------------
     A. O. Smith                              17,500            341,250
  +  AutoNation                               79,900            985,167
     Cooper Industries                        30,700          1,072,044
     Federal Signal                            5,800            129,166
     Ford Motor                              111,745          1,756,631
  +  General Motors                           15,900            772,740
     Harsco                                    4,900            168,070
     Polaris Industries                        5,300            306,075
  +  SPX Corporation                           8,900          1,218,410
-----------------------------------------------------------------------
                                                              6,749,553
BANKING & FINANCE - 8.07%
-----------------------------------------------------------------------
  +  Affiliated Managers Group                 4,700            331,256
     American Express                         22,800            813,732
     AmSouth Bancorporation                   45,900            867,510
     Associated Banc-Corp                     26,800            945,772
     Bank of America                          68,200          4,293,190
     Bank of New York                         25,800          1,052,640
     Bank One                                 57,300          2,237,565
     Bankatlantic Bancorp                     18,000            165,240
     BSB Bancorp                              13,000            308,230
     Capital One Financial                    18,900          1,019,655
     Capitol Federal Financial                14,700            306,348
     Citigroup                               144,433          7,290,977
     Citizens Bank                             9,900            325,512
     Comerica                                 16,000            916,800
     Community First Bankshares               10,700            274,883
     Dime Community Bancshares                 8,400            235,704
     Downey Financial                          7,400            305,250
     Fannie Mae                               38,200          3,036,900
     First Citizens Bancshares                 1,300            127,075
     Flagstar Bancorp                         11,200            225,456
     Fleet Boston Financial                   62,500          2,281,250
     Freddie Mac                              30,400          1,988,160
     GBC Bancorp                               6,100            179,950
     Greenpoint Financial                     18,300            654,225
     Hudson United Bancorp                    14,690            421,603
     Irwin Financial                           9,000            153,000
     J.P. Morgan Chase                        89,640          3,258,414
     Jefferies Group                           6,800            287,708
     MBNA                                     43,300          1,524,160
     Merrill Lynch                            29,100          1,516,692
     Morgan Stanley Dean Witter               62,000          3,468,280
     National City                            45,300          1,324,572
     New York Community Bancorp               10,350            236,705
     PFF Bancorp                               5,400            149,040
     Popular                                  22,900            665,932
     Provident Bankshares                     14,731            357,963
     Provident Financial Group                 9,700            254,916
     Raymond James Financial                  10,400            369,408
     Santander Bancorp                        13,600            263,976
  +  Silicon Valley Bancshares                 8,100            216,513
     South Financial Group Inc                12,700            225,425
     Stilwell Financial                       30,900            841,098
     SunTrust Banks                           22,000          1,379,400
     Susquehanna Bancshares                   10,200            212,670
     U.S. Bancorp                            109,661          2,295,205
     Wachovia                                 60,800          1,906,688
     Washington Mutual                        80,100          2,619,270
                                          NUMBER      MARKET
BANKING & FINANCE (CONT.)                 OF SHARES   VALUE

-----------------------------------------------------------------------
     Wells Fargo                              36,200  $       1,572,890
-----------------------------------------------------------------------
                                                             55,704,808
BASIC INDUSTRY/CAPITAL GOODS - 0.51%
-----------------------------------------------------------------------
     Brunswick                                41,200            896,512
     Newell Rubbermaid                        46,200          1,273,734
     PerkinElmer                              40,100          1,404,302
-----------------------------------------------------------------------
                                                              3,574,548
BUILDINGS & MATERIALS - 0.39%
-----------------------------------------------------------------------
     Florida Rock                              4,350            159,123
  +  Genlyte Group                             7,900            235,104
  +  Jacobs Engineering Group                  2,700            178,200
     KB Home                                  10,900            437,090
     Louisiana-Pacific                        24,000            202,560
     M.D.C. Holdings                           8,679            327,979
  +  Nortek                                   11,100            309,690
     Texas Industries                          6,100            225,090
  +  Toll Brothers                             7,900            346,810
     York International                        6,900            263,097
-----------------------------------------------------------------------
                                                              2,684,743
BUSINESS SERVICES - 0.93%
-----------------------------------------------------------------------
     Brascan Corporation                      18,100            326,886
  +  Cendant                                  99,000          1,941,390
  +  Edison Schools                            4,100             80,565
     Kelly Services                           10,600            232,034
  +  Navigant Consulting                      25,800            141,900
  +  Plexus                                    5,000            132,800
     Praxair                                  17,400            961,350
  +  Republic Services                        48,700            972,539
     ServiceMaster                            96,600          1,333,080
  +  URS Corporation                          11,900            326,179
-----------------------------------------------------------------------
                                                              6,448,723
CABLE, MEDIA & PUBLISHING - 1.37%
-----------------------------------------------------------------------
  +  Adelphia Communications                  44,100          1,375,038
  +  Cablevision Systems - NY Group A          9,700            460,265
  +  Clear Channel Communications             26,280          1,337,915
  +  Crown Media Class A                       8,600             97,094
  +  Getty Images                              5,300            121,794
     Grey Global Group                           500            333,375
     Hollinger International                  22,400            262,080
  +  Liberty Media Class A                   139,400          1,951,600
     Media General Class A                     4,300            214,269
  +  Playboy Enterprises                      14,700            248,283
  +  Scholastic                                6,200            312,046
  +  Sinclair Broadcasting Group              13,100            123,926
  +  TiVo                                     32,600            213,530
  +  Viacom Class B                           43,200          1,907,280
     Wallace Computer Services                16,300            309,537
  +  Zomax                                    23,700            189,363
-----------------------------------------------------------------------
                                                              9,457,395
CHEMICALS - 0.77%
-----------------------------------------------------------------------
     Cambrex                                   7,700            335,720
  +  Cytec Industries                          6,300            170,100
     Dow Chemical                             19,100            645,198
     DuPont (E.I.) deNemours                  50,600          2,151,006
     Ecolab                                   22,000            885,500
     Great Lakes Chemical                      5,800            140,824
     Millenium Chemicals                      14,300            180,180
     Olin                                     12,600            203,364
     Pioneer Natural Resources                17,400            335,124
     RPM                                      20,800            300,768
-----------------------------------------------------------------------
                                                              5,347,784
COMPUTERS & TECHNOLOGY - 8.44%
-----------------------------------------------------------------------
  +  Actuate Software                         35,000            184,450
     Adobe Systems                            24,900            773,145
  +  Advanced Digital Information             10,200            163,608
  +  Agile Software                           13,300            229,026
  +  AOL Time Warner                         129,550          4,158,555
  +  Applied Materials                        46,200          1,852,620
  +  ASM Lithography                           8,359            142,521
  +  Aspen Technology                          6,000            100,800
     Automatic Data Processing                35,500          2,090,950
  +  Avant                                    12,800            262,272
  +  Avocent                                  10,200            247,350
  +  Barra                                     6,600            310,794

                                 MANAGED FUND 2

                                          NUMBER      MARKET
COMPUTERS & TECHNOLOGY (CONT.)            OF SHARES   VALUE

-----------------------------------------------------------------------
  +  Cisco Systems                           239,500  $       4,337,345
     Compaq Computer                         163,200          1,592,832
     Computer Associates International        44,500          1,534,805
  +  Comverse Technology                      49,800          1,114,026
  +  Crown Castle                            113,400          1,211,112
  +  Cymer                                     5,600            149,688
  +  Dell Computer                            30,000            815,400
     Electronic Data Systems                  36,600          2,508,930
  +  Electronics For Imaging                  10,400            232,024
  +  EMC                                     122,700          1,649,088
     FactSet Research Systems                 10,700            373,965
  +  Gemstar-TV Guide International           33,800            936,260
     Hewlett-Packard                          35,100            720,954
  +  HNC Software                              4,400             90,640
  +  Imation                                  10,100            217,958
  +  InFocus                                   5,800            127,716
  +  Inktomi                                  25,900            173,789
     International Business Machines          55,600          6,725,376
  +  International Game Technology             4,700            321,010
  +  Interwoven                               16,600            161,684
  +  J.D. Edwards                             10,500            172,725
  +  KLA-Tencor                               22,300          1,105,188
  +  Legato Systems                           15,800            204,926
  +  Liberate Technologies                    18,900            216,972
  +  Manhattan Associates                      7,100            206,965
  +  Maxtor                                   21,300            135,042
  +  Micron Technology                        33,300          1,032,300
  +  Microsoft                               144,100          9,549,507
  +  NetIQ                                     8,500            299,710
  +  Newfocus                                 26,800            102,108
  +  Oracle                                  227,400          3,140,394
  +  Peregrine Systems                        69,200          1,026,236
  +  Phoenix Technologies                      9,300            108,252
  +  Progress Software                         9,400            162,432
  +  Proquest                                  8,400            284,844
  +  Qualcomm                                 15,300            772,650
  +  Retek                                     5,474            163,508
  +  RSA Security                              5,250             91,665
  +  Storage Technology                       11,100            229,437
  +  Sun Microsystems                         70,300            867,502
     Symbol Technologies                      60,400            959,152
  +  THQ                                       5,800            281,126
  +  Veritas Software                         34,097          1,528,228
  +  Western Digital                          27,900            174,933
-----------------------------------------------------------------------
                                                             58,326,495
CONSUMER PRODUCTS - 1.15%
-----------------------------------------------------------------------
     Brady                                     9,700            355,020
     Church & Dwight                           9,500            252,985
     Corning                                  96,000            856,320
     Gillette                                 36,300          1,212,420
     Maytag                                   27,400            850,222
     Pennzoil-Quaker State                    16,700            241,315
     Procter & Gamble                         50,600          4,003,978
  +  United Stationers                         4,700            158,155
-----------------------------------------------------------------------
                                                              7,930,415
CONSUMER SERVICES - 0.07%
-----------------------------------------------------------------------
     ABM Industries                            9,900            310,365
  +  Service Corporation                      35,400            176,646
-----------------------------------------------------------------------
                                                                487,011
ELECTRONICS & ELECTRICAL EQUIPMENT - 4.96%
-----------------------------------------------------------------------
  +  Alpha Industries                          5,800            126,440
  +  Altera                                   40,400            857,288
     Ametek                                    8,300            264,687
  +  Amkor Technologies                        5,600             89,768
  +  Amphenol Class A                          3,500            168,175
  +  Applied Micro Circuits                  100,600          1,138,792
  +  Asyst Technologies                        8,800            112,288
  +  Brooks Automation Incorporated            3,300            134,211
  +  Coherent                                  4,800            148,416
  +  Credence Systems                          8,300            154,131
     CTS                                       6,500            103,350
  +  Electro Scientific Industries             6,100            183,061
  +  Fisher Scientific                         3,900            113,880
     General Electric                        352,800         14,140,224
     General Motors Class H                   66,800          1,032,060
  +  Globespanvirata                          14,400            186,480
     Intel                                   220,600          6,937,870
ELECTRONICS & ELECTRICAL                  NUMBER      MARKET
EQUIPMENT (CONT.)                         OF SHARES   VALUE

-----------------------------------------------------------------------
  +  International Rectifier                   3,000  $         104,640
  +  Kemet                                     7,200            127,800
  +  Lam Research                              5,400            125,388
  +  LSI Logic                                43,800            691,164
  +  LTX                                       8,200            171,708
  +  Mips Technologies                         8,500             73,440
     Newport                                  13,300            256,424
  +  Oak Technology                           16,400            225,500
  +  Pixelworks                                4,900             78,694
  +  Qlogic                                    2,615            116,394
     Raytheon                                 34,100          1,107,227
  +  Rogers                                    6,000            181,800
     Technitrol                                4,800            132,576
  +  Tektronix                                 6,600            170,148
     Teleflex                                 23,200          1,097,592
     Texas Instruments                        72,900          2,041,200
  +  Trimble Navigation Limited                4,700             76,187
  +  TriQuint Semiconductor                   70,400            863,104
  +  Varian                                   11,200            363,328
  +  Varian Semiconductor Equipment            4,900            169,491
  +  Veeco Instruments                         6,100            219,905
-----------------------------------------------------------------------
                                                             34,284,831
ENERGY - 3.05%
-----------------------------------------------------------------------
     Amerada Hess                             12,500            781,250
     Apache                                   19,360            965,677
  +  Ballard Power Systems                     5,600            165,592
     Chevrontexaco                            30,327          2,717,602
     Diamond Offshore Drilling                28,000            851,200
     Exxon-Mobil                             226,400          8,897,520
  +  Gulf Island Fabrication                  14,900            186,399
     Helmerich & Payne                         4,700            156,886
  +  Key Energy Group                         33,800            310,960
  +  Noble Drilling                           36,300          1,235,652
     Ocean Energy                             45,600            875,520
     Phillips Petroleum                       13,200            795,432
     Pogo Producing                           10,500            275,835
  +  Stone Energy                              4,900            193,550
     Valero Energy                            24,900            949,188
     Vintage Petroleum                        11,500            166,175
     Western Gas Resources                     6,800            219,776
     Williams                                 50,500          1,288,760
-----------------------------------------------------------------------
                                                             21,032,974
ENVIRONMENTAL SERVICES - 0.11%
-----------------------------------------------------------------------
     Applera Corp-Applied Biosystems
      Group                                    8,400            329,868
  +  Horizon Offshore                         16,800            126,672
  +  Houston Exploration                       9,500            319,010
-----------------------------------------------------------------------
                                                                775,550
FOOD, BEVERAGE & TOBACCO - 2.76%
-----------------------------------------------------------------------
     Adolph Coors Class B                     20,900          1,116,060
     Archer-Daniels-Midland                  103,740          1,488,669
     Coca Cola                                91,300          4,304,795
     ConAgra Foods                            80,700          1,918,239
  +  Dean Foods                                2,700            184,140
     Fleming Companies                         9,200            170,200
     International Multifoods                 11,800            282,020
     Kraft Foods                              33,700          1,146,811
     McDonald's                               68,800          1,821,136
  +  Papa John's International                 7,800            214,344
     PepsiCo                                  24,100          1,173,429
     Philip Morris                            97,300          4,461,205
  +  Ralcorp Holdings                         14,800            335,960
     Sensient Technologies                    11,600            241,396
     Universal                                 5,900            214,819
-----------------------------------------------------------------------
                                                             19,073,223
HEALTHCARE & PHARMACEUTICALS - 8.56%
-----------------------------------------------------------------------
     Abbott Laboratories                      34,700          1,934,525
  +  Affymetrix                                5,900            222,725
  +  Albany Molecular Research                 4,900            129,801
     Alpharma Class A                          6,100            161,345
     American Home Products                   20,000          1,227,200
     AmerisourceBergen                        15,500            985,025
  +  Amgen                                    40,800          2,302,752
  +  Apria Healthcare Group                   12,800            319,872
  +  Aviron                                    8,100            402,813
     Becton Dickinson                         38,400          1,272,960

                                 MANAGED FUND 3

                                          NUMBER      MARKET
HEALTHCARE & PHARMACEUTICALS (CONT.)      OF SHARES   VALUE

-----------------------------------------------------------------------
     Bristol-Myers Squibb                     72,300  $       3,687,300
     Cardinal Health                          13,850            895,541
  +  Caremark RX                              77,600          1,265,656
  +  Charles River Laboratories                5,700            190,836
  +  CIMA Labs                                 2,400             86,760
  +  COR Therapeutics                          3,300             78,969
  +  Curagen Corp                              5,700            127,509
     Eli Lilly                                16,800          1,319,472
  +  Enzo Biochem                              4,410            103,635
  +  Enzon                                     1,800            101,304
  +  Genentech                                23,200          1,258,600
  +  Guidant                                  19,000            946,200
     HCA - The Healthcare Company             43,100          1,661,074
  +  Health Management Associates Class
      A                                       38,800            713,920
  +  Health Net                               11,300            246,114
  +  Healthsouth                              88,900          1,317,498
     Hillenbrand Industries                   22,000          1,215,940
     Hooper Holmes                            13,500            120,825
  +  Human Genome Sciences                     2,600             87,672
  +  Idexx Laboratories                       12,300            350,673
  +  ImClone Systems                           3,200            148,672
  +  Impath                                    5,900            262,609
  +  Incyte Pharmaceuticals                    5,800            113,448
  +  Invitrogen                                1,600             99,088
  +  IVAX                                     35,200            708,928
     Johnson & Johnson                        81,000          4,787,100
  +  Lifepoint Hospitals                       3,600            122,544
     McKesson HBOC                            24,500            916,300
  +  Medicis Pharmaceutical Class A            4,700            303,573
     Medtronic                                22,100          1,131,741
     Merck & Company                          96,300          5,662,439
  +  Millennium Pharmaceuticals               31,700            776,967
  +  Myriad Genetics                           2,100            110,544
  +  Noven Pharmaceuticals                     9,300            165,075
  +  NPS Pharmaceuticals                       4,700            180,010
  +  Ocular Sciences                          13,300            309,890
     Omnicare                                  7,500            186,600
  +  Osi Pharmaceuticals                       2,600            118,924
  +  Oxford Health Plans                      29,000            874,060
     Pfizer                                  235,450          9,382,682
     Pharmacia                                68,700          2,930,055
  +  Prime Medical Services                   21,900            105,996
  +  Priority Healthcare Class B               9,600            337,824
  +  Protein Design Labs                       4,200            138,306
     Schering-Plough                          90,600          3,244,386
  +  Spacelabs Medical                        10,600            128,790
  +  Syncor International                      9,800            280,672
     The Cooper Companies                      5,300            264,894
  +  Triad Hospitals                           4,700            137,945
  +  United Therapeutics                       7,200             74,952
  +  Varian Associates                         2,400            171,024
  +  Vertex Pharmaceuticals                    7,096            174,491
-----------------------------------------------------------------------
                                                             59,085,045
INDUSTRIAL MACHINERY - 0.36%
-----------------------------------------------------------------------
  +  FMC                                      14,600            868,700
  +  Hydril                                   13,600            239,768
     JLGndustries                             21,100            224,715
     Kennametal                                4,400            177,188
  +  Kulicke & Soffa Industries               10,400            178,360
     Steward & Stevens                        13,100            246,411
     Trinity Industries                       10,600            288,002
  +  Zebra Technologies Class A                4,700            260,897
-----------------------------------------------------------------------
                                                              2,484,041
INSURANCE - 2.92%
-----------------------------------------------------------------------
     Aflac                                    40,800          1,002,048
     Allstate                                 50,100          1,688,370
     American Financial Group                 10,200            250,410
  +  American International Group             61,450          4,879,129
     American National Insurance               2,700            227,070
     Berkley                                   3,800            204,060
     Cigna                                    16,400          1,519,460
     Commerce Group                            5,600            211,064
     Fidelity National Financial              58,542          1,451,842
     First American Financial                 15,100            282,974
     Jefferson-Pilot                          20,750            960,103
     Kansas City Life Insurance                5,700            211,470
     Leucadia National                         6,000            173,220
     Loews                                    22,000          1,218,360
                                          NUMBER      MARKET
INSURANCE (CONT.)                         OF SHARES   VALUE

-----------------------------------------------------------------------
     Mony Group                               32,000  $       1,106,240
     Old Republic International               35,100            983,151
  +  Principal Financial Group                38,000            912,000
  +  Prudential Financial                     35,100          1,164,969
     RLI                                       7,100            319,500
  +  Triad Guaranty                            8,300            301,041
     UnumProvident                            42,000          1,113,420
-----------------------------------------------------------------------
                                                             20,179,901
LEISURE, LODGING & ENTERTAINMENT - 0.97%
-----------------------------------------------------------------------
     Callaway Golf                            76,600          1,466,890
  +  CEC Entertainment                         5,000            216,950
     Eastman Kodak                            33,600            988,848
  +  Gaylord Entertainment                     5,700            140,220
  +  Metro-Goldwyn-Mayer                      71,700          1,570,230
  +  Topps                                    28,700            348,705
     Walt Disney                              96,000          1,989,120
-----------------------------------------------------------------------
                                                              6,720,963
METALS & MINING - 0.26%
-----------------------------------------------------------------------
     Barrick Gold                             53,100            846,945
     Commercial Metals Company                 9,100            318,318
     Freeport-McMoRan Copper & Gold           10,700            143,273
  +  Maverick Tube                            18,800            243,460
  +  Terex                                    13,600            238,544
-----------------------------------------------------------------------
                                                              1,790,540
MISCELLANEOUS - 0.07%
-----------------------------------------------------------------------
  +  Hexcel                                   52,900            162,932
  +  Mettler-Toledo International              3,900            202,215
  +  Prepaid Legal Services                    6,900            151,110
-----------------------------------------------------------------------
                                                                516,257
PACKAGING & CONTAINERS - 0.12%
-----------------------------------------------------------------------
     Temple-Inland                            14,600            828,258
-----------------------------------------------------------------------
                                                                828,258
PAPER & FOREST PRODUCTS - 0.46%
-----------------------------------------------------------------------
     Georgia-Pacific                          36,000            993,960
     Kimberly-Clark                           27,900          1,668,420
     Potlatch                                  6,800            199,376
     Rayonier                                  6,500            328,055
-----------------------------------------------------------------------
                                                              3,189,811
REAL ESTATE - 1.33%
-----------------------------------------------------------------------
     AMB Property                             41,200          1,071,200
     Boykin Lodging                           21,400            170,558
     Brandywine Realty Trust                   9,800            206,486
     BRE Properties Class A                    8,500            263,160
     Center Trust                             24,000            102,000
     Developers Divers Realty                  8,900            169,990
     Duke Realty                              25,900            630,147
     Equity Inns                              30,900            204,558
     Equity Office Properties Trust           50,900          1,531,072
     Felcor Lodging Trust                      5,000             83,550
     First Industrial Realty                   8,400            261,240
     Glimcher Realty Trust                    19,700            370,951
     Health Care REIT                          9,100            221,585
     Healthcare Realty Trust                   9,000            252,000
     Hospitality Properties Trust             11,000            324,500
     Macerich                                 13,000            345,800
     MeriStar Hospitality                      6,600             93,720
     National Health Investors                19,700            291,560
     ProLogis Trust                           26,200            563,562
     SL Green Realty                           4,700            144,337
     Starwood Hotels & Resorts Worldwide      42,100          1,256,685
     Taubman Centers                          21,200            314,820
     US Restaurant Properties                 20,600            300,348
-----------------------------------------------------------------------
                                                              9,173,829
RETAIL - 3.57%
-----------------------------------------------------------------------
  +  Abercrombie & Fitch Class A               9,900            262,647
     Albertson's                              27,600            869,124
  +  AnnTaylor Stores                          7,200            252,000
  +  BJ's Wholesale Club                      19,900            877,590
     Charming Shoppes                         48,900            259,659
  +  Children's Place                          6,600            179,190
     Circuit City Stores                      42,300          1,097,685
     CVS                                      36,500          1,080,400
  +  Federated Department Stores              44,200          1,807,780

                                 MANAGED FUND 4

                                          NUMBER      MARKET
RETAIL (CONT.)                            OF SHARES   VALUE

-----------------------------------------------------------------------
  +  Fossil                                   12,050  $         253,050
  +  Great Atlantic & Pacific Tea             13,300            316,274
     Home Depot                               82,700          4,218,527
     Ikon Office Solutions                    16,400            191,716
     J.C. Penney                              38,700          1,041,030
     May Department Stores                    26,300            972,574
     Nordstrom                                54,100          1,094,443
     Russ Berrie                               9,000            270,000
  +  Safeway                                  36,100          1,507,175
  +  Saks                                     38,100            355,854
     Sears, Roebuck                           20,000            952,800
  +  Shopko Stores                            19,900            189,050
     The Talbots                               7,700            279,125
  +  Toys R Us                                44,400            920,856
     Tupperware                               55,400          1,066,450
     Wal-Mart Stores                          66,600          3,832,830
     Winn-Dixie Stores                        22,300            317,775
  +  Zale                                      4,900            205,212
-----------------------------------------------------------------------
                                                             24,670,816
TELECOMMUNICATIONS - 3.40%
-----------------------------------------------------------------------
  +  Andrew                                    6,100            133,529
     AT & T                                  180,300          3,270,642
     BellSouth                                42,000          1,602,300
  +  Commscope                                12,500            265,875
     CT Communications                         8,100            133,731
  +  Dobson Communications Class A            21,600            184,464
  +  Dycom                                     5,825             97,336
     Lucent Technologies                     204,100          1,283,789
     Motorola                                 88,300          1,326,266
  +  Nextel Communications                    99,900          1,094,904
  +  Openwave Systems                         11,000            107,690
  +  Plantronics                              11,900            305,116
  +  Powerwave Technologies                    9,100            157,248
  +  Price Communications                      7,900            150,811
     Qwest Communications International       60,500            854,865
  +  SBA Communications                        6,500             84,630
     SBC Communications                      118,300          4,633,811
  +  Sprint PCS                               34,700            847,027
  +  Transwitch                               36,200            162,900
     Verizon Communications                  101,026          4,794,694
  +  Worldcom                                142,400          2,004,992
-----------------------------------------------------------------------
                                                             23,496,620
TEXTILES, APPAREL & FURNITURE - 0.11%
-----------------------------------------------------------------------
  +  Furniture Brands International            7,035            225,261
     Phillips - Van Heusen                    15,800            172,220
  +  Skechers USA Class A                     20,300            296,786
-----------------------------------------------------------------------
                                                                694,267
TRANSPORTATION - 0.09%
-----------------------------------------------------------------------
     Tidewater                                18,300            620,370
-----------------------------------------------------------------------
                                                                620,370
TRANSPORTATION & SHIPPING - 0.37%
-----------------------------------------------------------------------
     Alexander & Baldwin                       8,700            232,290
  +  Landstar Systems                          4,000            290,040
     Union Pacific                            29,500          1,681,500
     USFreightways                             6,100            191,540
  +  Yellow                                    5,000            125,500
-----------------------------------------------------------------------
                                                              2,520,870
UTILITIES - 1.85%
-----------------------------------------------------------------------
  +  AES                                      51,900            848,565
     Allegheny Energy                         29,200          1,057,624
     Allete                                    9,000            226,800
     American Electric Power                  19,000            827,070
     Cascade Natural Gas                       9,800            216,090
     Duke Energy                              24,800            973,648
     FPL Group                                27,300          1,539,720
     Great Plains Energy                      10,700            269,640
     Idacorp                                   5,500            223,300
     Keyspan                                  22,300            772,695
     Middlesex Water                           4,500            152,640
     Northwestern                             13,500            284,175
     Oneok                                     5,000             89,200
     Otter Tail Power                          9,400            273,916
     Potomac Electric Power                   60,500          1,365,485
     PPL                                      27,500            958,375
     Reliant Energy                           23,800            631,176
                                          NUMBER      MARKET
UTILITIES (CONT.)                         OF SHARES   VALUE

-----------------------------------------------------------------------
     Sierra Pacific Resources                 10,000  $         150,500
     TXU                                      16,900            796,835
     UGI                                      11,100            335,220
     Wisconsin Energy                         34,200            771,552
-----------------------------------------------------------------------
                                                             12,764,226
TOTAL COMMON STOCK
 (Cost $361,587,481)                                        407,496,113
-----------------------------------------------------------------------

LONG-TERM DEBT                            PRINCIPAL
INVESTMENTS - 37.61%                      AMOUNT

------------------------------------------------------------------
AGENCY MORTGAGE-BACK SECURITIES - 4.44%
------------------------------------------------------------------
     Fannie Mae TBA
      6.50% 1/1/30                        $4,215,000     4,216,317
     Fannie Mae Pool 254004
      6.50% 10/1/16                        5,447,277     5,559,627
     Fannie Mae Pool 254148
      7.00% 12/1/31                        4,400,000     4,489,375
     Fannie Mae Pool 253633
      6.50% 1/1/16                         4,448,104     4,539,846
 **  Fannie Mae Strip
      6.87% 7/24/06                        8,200,000     6,512,752
     Freddie Mac
      5.50% 7/15/06                        3,300,000     3,394,783
      6.50% 7/1/31                         1,951,393     1,956,881
------------------------------------------------------------------
                                                        30,669,581
ASSET-BACKED SECURITIES - 1.07%
------------------------------------------------------------------
     Citibank Credit Card Issuance Trust
      2001-A8 A8
      4.10% 12/7/06                          820,000       813,276
     DVI Receivables 2001-1 A4
      5.808% 4/11/09                       1,500,000     1,535,625
     Peoplefirst.com Auto Receivables
      Owner Trust 2000-2 A4
      6.43% 9/15/07                        1,500,000     1,571,296
     Morgan Stanley Dean Witter &
      Company 2001-NC1N N
      12.75% 10/25/31                        784,607       800,299
     Morgan Stanley Dean Witter &
      Company 2001-NC2N N
      12.75% 1/26/32                       1,076,731     1,098,265
     Sky Financial Medical 2001-B A1
      5.55% 7/15/12                        1,522,947     1,539,605
------------------------------------------------------------------
                                                         7,358,366
AUTOMOBILES & AUTOMOTIVE PARTS - 0.09%
------------------------------------------------------------------
     CSK Auto 144A
      12.00% 6/15/06                         580,000       587,250
------------------------------------------------------------------
                                                           587,250
BANKING, FINANCE & INSURANCE - 4.65%
------------------------------------------------------------------
     Ace Capital Trust II
      9.70% 4/1/30                           480,000       571,250
     Banco Nac Desenv 144A
      9.625% 12/12/11                        680,000       654,500
     Bank of Hawaii
      6.875% 6/1/03                          935,000       969,413
     BB&T Corporation
      6.50% 8/1/11                         2,335,000     2,362,193
     Boeing Capital
      6.50% 2/15/12                          870,000       867,353
     Citigroup
      7.25% 10/1/10                        1,365,000     1,465,229
     Countrywide Home Loan
      5.25% 6/15/04                        1,745,000     1,772,061
     Credit Suisse First Boston USA
      6.125% 11/15/11                        590,000       576,916
     Erac USA Finance
      7.35% 6/15/08                        3,660,000     3,656,134
     Fairfax Financial
      7.375% 4/15/18                         505,000       287,418
      7.75% 12/15/03                         890,000       804,890
     Ford Motor Credit
      6.875% 2/1/06                        1,210,000     1,212,806
      7.25% 10/25/11                       2,430,000     2,368,771
     GMAC
      6.125% 9/15/06                       1,270,000     1,258,245
      8.00% 11/1/31                        2,800,000     2,857,963

                                 MANAGED FUND 5

                                          PRINCIPAL   MARKET
BANKING, FINANCE & INSURANCE (CONT.)      AMOUNT      VALUE

------------------------------------------------------------------
     John Hancock Financial Services
      5.625% 12/1/08                      $  975,000  $    962,735
     Morgan Stanley Dean Witter &
      Company
      6.75% 4/15/11                        1,120,000     1,147,804
     Nationwide Mutual Insurance 144A
      8.25% 12/1/31                        1,220,000     1,220,731
     Popular North America
      6.125% 10/15/06                        615,000       605,469
     PSE&G Capital
      6.25% 5/15/03                        2,500,000     2,577,663
     U.S. Bank NA
      6.375% 8/1/11                        1,635,000     1,652,189
     UBS Preferred Funding Trust I
      8.622% 10/29/49                      1,560,000     1,739,077
     Union Planters
      7.75% 3/1/11                           495,000       528,025
------------------------------------------------------------------
                                                        32,118,835
CABLE, MEDIA & PUBLISHING - 1.14%
------------------------------------------------------------------
     Belo
      6.875% 6/1/02                        1,375,000     1,387,935
     Charter Communications
      8.625% 4/1/09                        1,000,000       967,500
     Fox Family Worldwide
      9.25% 11/1/07                          475,000       510,625
  *  Fox Kids Worldwide
      10.25% 11/1/07                         635,000       637,381
     Liberty Media
      7.75% 7/15/09                        2,045,000     2,083,869
     News America Holdings
      8.45% 8/1/34                         1,500,000     1,620,303
     Shaw Communications
      7.20% 12/15/11                         695,000       692,429
------------------------------------------------------------------
                                                         7,900,042
COLLATERALIZED MORTGAGE OBLIGATIONS - 2.56%
------------------------------------------------------------------
     Comm Series 00-C1 A1
      7.206% 9/15/08                       2,798,541     2,973,883
     CS First Boston Mortgage Securities
      Corporation 2001-CK3 A2
      6.04% 6/15/34                        1,045,000     1,070,467
     First Union National Bank
      Commercial Mortgage 1999-C4 A2
      7.39% 12/31/31                       4,025,000     4,345,538
     FHR 2303 CW
      8.50% 11/15/24                       1,330,000     1,445,205
     FHR 2346 PC
      6.50% 12/15/13                       6,235,000     6,389,690
     Residential Asset Securities
      2001-KS2 A14
      6.417% 2/25/29                       1,445,000     1,472,838
------------------------------------------------------------------
                                                        17,697,621
COMPUTERS & TECHNOLOGY - 0.31%
------------------------------------------------------------------
     Hewlett-Packard
      5.75% 12/15/06                       1,050,000     1,040,540
     Seagate Technology International
      12.50% 11/15/07                      1,000,000     1,125,000
------------------------------------------------------------------
                                                         2,165,540
CONSUMER PRODUCTS - 0.48%
------------------------------------------------------------------
     American Greetings
      6.10% 8/1/28                         2,135,000     1,806,437
     Fortune Brands 144A
      7.125% 11/1/04                         450,000       480,843
     Maytag
      6.875% 12/1/06                         980,000       995,080
------------------------------------------------------------------
                                                         3,282,360
ELECTRONICS & ELECTRICAL EQUIPMENT - 0.27%
------------------------------------------------------------------
     Arrow Electronics
      8.20% 10/1/03                        1,205,000     1,233,337
     Johnson Controls
      5.00% 11/15/06                         615,000       599,278
------------------------------------------------------------------
                                                         1,832,615
ENERGY - 1.44%
------------------------------------------------------------------
     Devon Energy 144A
      6.875% 9/30/11                       5,460,000     5,348,042
                                          PRINCIPAL   MARKET
ENERGY (CONT.)                            AMOUNT      VALUE

------------------------------------------------------------------
     National Fuel Gas
      7.30% 2/18/03                       $  710,000  $    738,732
     Occidental Petroleum
      5.875% 1/15/07                         645,000       643,442
     Oneok
      7.75% 8/15/06                        1,255,000     1,356,555
     PSE&G Energy Holdings
      9.125% 2/10/04                       1,365,000     1,435,523
     R & B Falcon
      6.75% 4/15/05                          380,000       391,875
------------------------------------------------------------------
                                                         9,914,169
FOOD, BEVERAGE & TOBACCO - 1.24%
------------------------------------------------------------------
     Conagra Foods
      6.00% 9/15/06                          670,000       686,308
      6.75% 9/15/11                        1,130,000     1,156,508
     H.J. Heinz 144A
      6.625% 7/15/11                       1,340,000     1,377,169
     Ingles Markets 144A
      8.875% 12/1/11                         300,000       296,250
     Kraft Foods
      5.625% 11/1/11                         600,000       582,967
     Kroger
      8.15% 7/15/06                          615,000       683,711
     Tyson Foods 144A
      6.625% 10/1/04                       1,990,000     2,045,063
      8.25% 10/1/11                        1,665,000     1,766,240
------------------------------------------------------------------
                                                         8,594,216
FOREIGN BONDS - 0.51%
------------------------------------------------------------------
     Federal Republic of Brazil
      11.00% 8/17/40                       2,130,000     1,645,425
     Russia 144A
      5.00% 3/31/30                        3,250,000     1,893,125
------------------------------------------------------------------
                                                         3,538,550
INDUSTRIAL MACHINERY - 1.12%
------------------------------------------------------------------
     Ford Motor
      7.45% 7/16/31                          850,000       780,949
     Fort James
      6.625% 9/15/04                         695,000       699,859
     Honeywell International
      5.125% 11/1/06                       1,390,000     1,372,731
     Levi Strauss
      11.625% 1/15/08                        490,000       436,100
     USX
      9.125% 1/15/13                       1,605,000     1,898,977
      9.375% 2/15/12                         720,000       857,763
     York International
      6.625% 8/15/06                       1,615,000     1,656,607
------------------------------------------------------------------
                                                         7,702,986
LEISURE, LODGING & ENTERTAINMENT - 0.09%
------------------------------------------------------------------
     Walt Disney
      5.50% 12/29/06                         635,000       629,416
------------------------------------------------------------------
                                                           629,416
METALS & MINING - 0.50%
------------------------------------------------------------------
     Alcan
      7.25% 3/15/31                        1,415,000     1,482,450
     Newmont Gold
      8.91% 1/5/09                           568,244       625,370
     Phelps Dodge
      8.75% 6/1/11                           350,000       343,377
     Placer Dome
      7.31% 1/26/21                        1,000,000       854,708
     US Steel
      10.75% 8/1/08                          125,000       120,000
------------------------------------------------------------------
                                                         3,425,905
PACKAGING & CONTAINERS - 0.15%
------------------------------------------------------------------
     Sealed Air 144A
      8.75% 7/1/08                           995,000     1,028,751
------------------------------------------------------------------
                                                         1,028,751
PAPER & FOREST PRODUCTS - 0.55%
------------------------------------------------------------------
     Ainsworth Lumber 144A
      13.875% 7/15/07                        485,000       504,400
     Carter Holt Harvey LTD
      8.875% 12/1/04                         275,000       295,319

                                 MANAGED FUND 6

                                          PRINCIPAL   MARKET
PAPER & FOREST PRODUCTS (CONT.)           AMOUNT      VALUE

------------------------------------------------------------------
     Norske Skogindustrier 144A
      7.625% 10/15/11                     $1,605,000  $  1,623,768
     Westvaco
      8.30% 8/1/22                         1,310,000     1,404,197
------------------------------------------------------------------
                                                         3,827,684
REAL ESTATE - 0.21%
------------------------------------------------------------------
     Highwoods Properties
      6.75% 12/1/03                          825,000       851,060
     Simon Property Group
      7.375% 1/20/06                         605,000       625,438
------------------------------------------------------------------
                                                         1,476,498
RETAIL - 0.78%
------------------------------------------------------------------
     Gap
      5.625% 5/1/03                          305,000       276,582
     Gap 144A
      8.80% 12/15/08                       2,105,000     1,844,111
     Saks
      7.00% 7/15/04                        1,105,000     1,066,325
      7.25% 12/1/04                          350,000       337,750
     Wendy's International
      6.25% 11/15/11                       1,210,000     1,165,235
      6.35% 12/15/05                         710,000       720,826
------------------------------------------------------------------
                                                         5,410,829
TELECOMMUNICATIONS - 4.49%
------------------------------------------------------------------
  *  AT&T Corp 144A
      7.30% 11/15/11                       1,110,000     1,139,499
      8.00% 11/15/31                       3,690,000     3,875,367
     AT&T Wireless Services
      7.35% 3/1/06                         1,480,000     1,567,015
     Cingular Wireless 144A
      5.625% 12/15/06                      1,150,000     1,160,819
      6.50% 12/15/11                         580,000       588,699
      7.125% 12/15/31                      1,245,000     1,271,382
     Citizens Communications 144A
      6.375% 8/15/04                       1,260,000     1,282,108
  *  France Telecom 144A
      8.25% 3/1/11                         1,300,000     1,395,152
      9.00% 3/1/31                         1,305,000     1,494,849
     Liberty Media
      8.25% 2/1/30                           610,000       578,508
  *  Metronet Communications
      10.75% 11/1/07                       1,080,000       685,800
     Nextel Partners 144A
      12.50% 11/15/09                        410,000       360,800
     PanAmSat
      6.00% 1/15/03                        1,250,000     1,244,686
     Qwest
      7.20% 11/1/04                        1,254,000     1,280,044
     Qwest Capital Funding
      7.25% 2/15/11                          790,000       771,094
     Singtel 144A
      6.375% 12/1/11                         975,000       975,848
      7.375% 12/1/31                       2,500,000     2,555,683
     Sprint Capital Corp 144A
      6.00% 1/15/07                          630,000       626,187
     Telus
      7.50% 6/1/07                           700,000       737,475
     Thompson
      6.20% 1/5/12                           960,000       925,278
     Verizon Wireless 144A
      5.375% 12/15/06                      1,885,000     1,878,378
     Worldcom
      7.50% 5/15/11                        1,400,000     1,442,559
      8.25% 5/15/31                        2,975,000     3,153,732
------------------------------------------------------------------
                                                        30,990,962
TEXTILES, APPAREL & FURNITURE - 0.07%
------------------------------------------------------------------
  *  J Crew
      13.125% 10/15/08                       950,000       498,750
------------------------------------------------------------------
                                                           498,750
------------------------------------------------------------------

                                          PRINCIPAL   MARKET
TRANSPORTATION & SHIPPING - 0.46%         AMOUNT      VALUE

------------------------------------------------------------------
     American Airlines
      6.817% 5/23/11                      $1,200,000  $  1,126,052
     Continental Airlines
      7.033% 6/15/11                         989,606       822,639
     Delta Air Lines
      7.299% 9/18/06                       1,320,000     1,238,196
------------------------------------------------------------------
                                                         3,186,887
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 7.76%
------------------------------------------------------------------
     Fannie Mae
      5.50% 2/15/06                        2,760,000     2,845,444
     Freddie Mac
      5.25% 1/15/06                        5,315,000     5,430,819
      7.00% 7/15/05                        2,300,000     2,501,383
 **  Resolution Funding
      5.83% 10/15/17                       2,525,000       922,514
     U.S. Treasury Bond
      5.375% 2/15/31                       8,900,000     8,777,634
     U.S. Treasury Inflation Index Note
      3.625% 1/15/08                       5,945,176     6,012,065
     U.S. Treasury Note
      3.00% 11/30/03                      15,840,000    15,856,093
      3.50% 11/15/06                       1,490,000     1,436,803
      5.00% 8/15/11                        6,805,000     6,790,117
      7.25% 8/15/04                        2,780,000     3,036,608
------------------------------------------------------------------
                                                        53,609,480
UTILITIES - 3.23%
------------------------------------------------------------------
     Avista 9.75% 6/1/08                   1,500,000     1,566,480
     Avista 144A
      7.75% 1/1/07                         1,030,000     1,027,301
     Burlington Resource
      5.60% 12/1/06                          645,000       634,775
     Consumers Energy
      6.375% 9/15/03                         700,000       700,642
     Detroit Edison
      5.05% 10/1/05                          950,000       941,442
     Dominion Fiber
      7.05% 3/15/05                          670,000       684,421
     El Paso Energy
      7.80% 8/1/31                         2,795,000     2,828,782
     First Energy Corp
      6.45% 11/15/11                         560,000       547,351
     Florida Power
      8.00% 12/1/22                        2,175,000     2,259,310
     Great Lakes Power
      9.00% 8/1/04                         1,500,000     1,581,584
     Mirant Americas Generation
      7.625% 5/1/06                          445,000       406,080
     Mirant Americas Generation 144A
      7.20% 10/1/08                          475,000       419,966
      8.50% 10/1/21                          610,000       509,742
     PG&E National Energy
      10.375% 5/16/11                      2,190,000     2,313,306
     Progress Energy
      7.00% 10/30/31                         580,000       573,327
     Scana
      7.44% 10/19/04                         500,000       534,371
     South Carolina Electric
      9.00% 7/15/06                        2,500,000     2,631,304
     Texas Gas Transmissions
      8.625% 4/1/04                        2,000,000     2,174,988
------------------------------------------------------------------
                                                        22,335,172
TOTAL LONG-TERM DEBT INVESTMENTS
 (Cost $256,580,708)                                   259,782,465
------------------------------------------------------------------

                                          NUMBER
PREFERRED STOCK - 0.18%                   OF SHARES

------------------------------------------------------------------
     Centaur Funding 9.08%                     1,070     1,210,438
------------------------------------------------------------------
TOTAL PREFERRED STOCK
 (Cost $1,083,257)                                       1,210,438
------------------------------------------------------------------

                                 MANAGED FUND 7

                                     PRINCIPAL   MARKET
COMMERCIAL PAPER - 3.42%             AMOUNT      VALUE

------------------------------------------------------------------
Aquinas Funding
 1.803% 1/18/02                      $4,000,000  $       3,996,600
Becton Dickinson
 2.091% 4/25/02                       2,200,000          2,187,570
Stellar Funding
 1.90% 1/14/02                        5,000,000          4,996,569
 1.90% 2/15/02                        3,510,000          3,501,664
Svenska Holdings
 1.76% 1/14/02                        4,215,000          4,212,321
Volkswagen
 1.75% 1/2/02                         4,700,000          4,699,772
------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
 (Cost $23,592,505)                                     23,594,496
------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES - 100.20%
 (Cost $642,843,951)                                   692,083,512
------------------------------------------------------------------
OTHER ASSETS UNDER LIABILITIES - (0.20%)                (1,401,420)
------------------------------------------------------------------
NET ASSETS - 100.00%
------------------------------------------------------------------
(Equivalent to $13.825 per share
 based on 49,958,001 shares issued
 and outstanding)                                $     690,682,092
------------------------------------------------------------------
COMPONENTS OF NET ASSETS AT DECEMBER 31, 2001:
Common Stock, $0.01 par value,
 100,000,000 authorized shares                   $         499,580
Paid in capital in excess of par
 value of shares issued                                673,833,417
Undistributed net investment income                      2,785,889
Accumulated net realized loss on
 investments                                           (35,400,126)
Net unrealized appreciation of
 investments                                            48,963,332
------------------------------------------------------------------
TOTAL NET ASSETS                                 $     690,682,092
------------------------------------------------------------------

+    NON-INCOME PRODUCING SECURITY FOR THE YEAR ENDED DECEMBER 31, 2001.
* ZERO COUPON BOND AS OF DECEMBER 31, 2001. THE INTEREST RATE SHOWN IS THE STEP-UP RATE.
** ZERO COUPON BOND. THE INTEREST RATE SHOWN IS THE EFFECTIVE YIELD AT THE TIME OF PURCHASE.
TBA - TO BE ANNOUNCED

See accompanying notes to financial statements.

                                 MANAGED FUND 8

LINCOLN NATIONAL MANAGED FUND, INC.
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2001

INVESTMENT INCOME:
 Interest                                           $ 17,909,131
----------------------------------------------------------------
 Dividends                                             6,190,395
----------------------------------------------------------------
  TOTAL INVESTMENT INCOME                             24,099,526
----------------------------------------------------------------

EXPENSES:
 Management fees                                       2,686,898
----------------------------------------------------------------
 Accounting fees                                         288,191
----------------------------------------------------------------
 Printing and postage                                    124,230
----------------------------------------------------------------
 Custody fees                                            116,376
----------------------------------------------------------------
 Professional fees                                        19,503
----------------------------------------------------------------
 Directors fees                                            3,850
----------------------------------------------------------------
 Other                                                    60,985
----------------------------------------------------------------
                                                       3,300,033
----------------------------------------------------------------
 Less:
  Expenses paid indirectly                               (55,465)
----------------------------------------------------------------
  Reimbursement from the Advisor                        (255,446)
----------------------------------------------------------------
  TOTAL EXPENSES                                       2,989,122
----------------------------------------------------------------
NET INVESTMENT INCOME                                 21,110,404
----------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENT:
 Net realized loss on investments                    (32,818,581)
----------------------------------------------------------------
 Net change in unrealized
 appreciation/depreciation of investments             (1,220,195)
----------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS      (34,038,776)
----------------------------------------------------------------
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                           $(12,928,372)
----------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                          YEAR ENDED          YEAR ENDED
                                          12/31/01            12/31/00
                                          --------------------------------------
Changes from operations:
 Net investment income                    $       21,110,404  $       28,560,904
--------------------------------------------------------------------------------
 Net realized gain (loss) on investments         (32,818,581)        109,047,022
--------------------------------------------------------------------------------
 Net change in unrealized
 appreciation/depreciation of
 investments                                      (1,220,195)       (149,047,569)
--------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS
RESULTING FROM OPERATIONS                        (12,928,372)        (11,439,643)
--------------------------------------------------------------------------------
Dividends and distributions to
shareholders from:
 Net investment income                           (22,323,795)        (28,975,474)
--------------------------------------------------------------------------------
 Net realized gain on investments               (105,645,138)        (47,931,589)
--------------------------------------------------------------------------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS TO
  SHAREHOLDERS                                  (127,968,933)        (76,907,063)
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CAPITAL SHARE
TRANSACTIONS                                      71,704,765         (79,351,104)
--------------------------------------------------------------------------------
 TOTAL DECREASE IN NET ASSETS                    (69,192,540)       (167,697,810)
--------------------------------------------------------------------------------
Net Assets, at beginning of period               759,874,632         927,572,442
--------------------------------------------------------------------------------
NET ASSETS, AT END OF PERIOD              $      690,682,092  $      759,874,632
--------------------------------------------------------------------------------

See accompanying notes to financial statements.

                                 MANAGED FUND 9

LINCOLN NATIONAL MANAGED FUND, INC.
FINANCIAL HIGHLIGHTS
(SELECTED DATA FOR EACH CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                             YEAR ENDED DECEMBER 31,
                             2001(1)      2000         1999         1998         1997
                             -------------------------------------------------------------
Net asset value,
  beginning of period        $ 16.918     $ 18.910     $ 18.971     $ 19.304     $ 16.266

Income (loss) from
  investment operations:
 Net investment income(2)       0.443        0.628        0.622        0.599        0.661
 Net realized and
   unrealized gain (loss)
   on investments              (0.631)      (0.865)       0.767        1.632        2.811
                             -------------------------------------------------------------
 Total from investment
   operations                  (0.188)      (0.237)       1.389        2.231        3.472
                             -------------------------------------------------------------

Less dividends and
  distributions from:
 Net investment income         (0.464)      (0.660)      (0.552)      (1.162)           -
 Net realized gain on
   investment
   transactions                (2.441)      (1.095)      (0.898)      (1.402)      (0.434)
                             -------------------------------------------------------------
 Total dividends and
   distributions               (2.905)      (1.755)      (1.450)      (2.564)      (0.434)
                             -------------------------------------------------------------
Net asset value, end of
  period                     $ 13.825     $ 16.918     $ 18.910     $ 18.971     $ 19.304
                             -------------------------------------------------------------

 Total Return(3)                (1.58%)      (1.41%)       7.72%       12.72%       21.83%

Ratios and supplemental
  data:
 Ratio of expenses to
   average net assets            0.47%        0.44%        0.42%        0.42%        0.42%
 Ratio of net investment
   income
   to average net assets         2.93%        3.46%        3.25%        3.31%        3.77%
 Portfolio Turnover               355%         110%          45%          57%          53%
 Net assets, end of
   period (000 omitted)      $690,682     $759,875     $927,572     $965,486     $850,646

(1) As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies that requires amortization of all premiums and discounts on debt securities and the recording of paydown gains and losses on mortgage- and asset-backed securities as an adjustment to interest income. The effect of these changes for the year ended December 31, 2001 was a decrease in net investment income per share of $0.024, an increase in net realized and unrealized gain
     (loss) per share of $0.024, and a decrease in the ratio of net investment income to average net assets from 3.10% to 2.93%. Per share data for periods prior to January 1, 2001 have not been restated to reflect this change in accounting.

(2) The average shares outstanding method has been applied for per share information for the years ended December 31, 2001 and 2000.

(3) Total return percentages in this table are calculated on the basis prescribed by the Securities and Exchange Commission. These percentages are based on the underlying mutual fund shares. The total return percentages in the table are NOT calculated on the same basis as the performance percentages in the letter at the front of this booklet (those percentages are based upon the change in unit value).

See accompanying notes to financial statements.

                                MANAGED FUND 10

LINCOLN NATIONAL MANAGED FUND, INC.
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2001

THE FUND: Lincoln National Managed Fund, Inc. (the "Fund") is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended. The Fund's shares are sold only to The Lincoln National Life Insurance Company and The Lincoln Life & Annuity Company of New York (the "Companies") for allocation to their variable annuity products and variable universal life products.

The Fund's investment objective is to maximize long-term total return (capital gains plus income) consistent with prudent investment strategy. The Fund invests in a mix of stocks, bonds, and money market securities, as determined by an investment committee.

1. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION: All securities are valued at the last quoted sales price as of the close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day, an equity security does not trade, then the mean between the bid and asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Funds' Board of Directors.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME: Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis and includes amortization of any premium and discount. Realized gains or losses from investment transactions are reported on an identified cost basis.

EXPENSES: The custodian bank of the Fund has agreed to waive its custodial fees when the Fund maintains a prescribed amount of cash on deposit in certain non-interest bearing accounts. For the year ended December 31, 2001 the custodial fees offset arrangements and amounted to $55,465.

TAXES: The Fund has complied with the special provisions of the Internal Revenue Code for regulated investment companies. As such, the Fund is not subject to U.S. federal income taxes to the extent that it distributes all of its taxable income for its fiscal year.

CHANGE IN ACCOUNTING PRINCIPLE: As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies (the "Guide") and began amortizing all discount or premium on debt securities. Prior to January 1, 2001, the Fund did not amortize premium or market discount, which conformed to the Fund's policy for federal income tax purposes. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $1,627,603 reduction in cost of securities and a corresponding $1,627,603 increase in net unrealized appreciation, based on securities held by the Fund on January 1, 2001.

In addition, effective January 1, 2001, the Fund adopted the provisions of the Guide that requires gains (losses) on paydowns of mortgage- and asset-backed securities to be recorded as an adjustment to interest income. Prior to January 1, 2001, such gains (losses) were included in realized gain (loss) on investments.

The effect of these changes for the year ended December 31, 2001 was a decrease in net investment income of $1,124,662, a decrease in net unrealized appreciation/depreciation of $1,351,374, and an increase in net realized gain of $2,476,036. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect these changes in accounting.

USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                                MANAGED FUND 11

2. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Delaware Lincoln Investment Advisors (DLIA) (the "Advisor") is responsible for overall management of the Fund's securities investments and provides certain administrative services to the Fund. DLIA is a series of Delaware Management Business Trust (DMBT), a multi-series business trust registered with the Securities and Exchange Commission as an investment advisor. DMBT is an indirect wholly-owned subsidiary of Lincoln National Corporation (LNC). For its services, the Advisor receives a management fee at an annual rate of 0.48% of the first $200 million of the average daily net assets of the Fund, 0.40% of the next $200 million, and 0.30% of the average daily net assets of the Fund in excess of $400 million.

Prior to January 1, 2001, Lincoln Investment Management Company (LIM), an indirect wholly-owned subsidiary of LNC, served as the advisor to the Fund under substantially identical terms. Effective January 1, 2001, LIM was reorganized and contributed to DMBT.

Delaware Service Company, Inc. ("Delaware"), an affiliate of the Advisor, provides accounting services and other administration support to the Fund. For these services, the Fund pays Delaware a monthly fee based on average net assets, subject to certain minimums.

If the aggregate annual expenses of the Fund, including the management fee, but excluding taxes, interest, brokerage commissions relating to the purchase or sale of portfolio securities and extraordinary non-recurring expenses, exceed 1.50% of the average daily net assets of the Fund, the Advisor will reimburse the Fund in the amount of such excess. No reimbursement was due for the year ended December 31, 2001.

During 2001, Fund Management performed a comprehensive review of expenses charged to the Fund since 1996. In November, 2001, the Advisor reimbursed
$59 thousand to the Fund. Subsequent to December 31, 2001, the Fund and the Advisor reached an agreement whereby the Advisor will reimburse an additional $197 thousand to the Fund, and at December 31, 2001, the Fund has accrued a receivable of $197 thousand. In addition, the Advisor has agreed to waive a portion of its fee in the amount of approximately $110 thousand annually, effective January 1, 2002.

Certain officers and directors of the Fund are also officers or directors of the Companies and receive no compensation from the Fund. The compensation of unaffiliated directors of the Fund is borne by the Fund.

3. INVESTMENTS

At December 31, 2001, the estimated cost of investments for federal income tax purposes was $648,199,715. The aggregate cost of investments purchased and the aggregate proceeds from investments sold, other than U.S. government securities and short-term investments, for the year ended December 31, 2001 and the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and the net unrealized appreciation at December 31, 2001 are as follows:

  AGGREGATE       AGGREGATE       GROSS           GROSS           NET
  COST OF         PROCEEDS        UNREALIZED      UNREALIZED      UNREALIZED
  PURCHASES       FROM SALES      APPRECIATION    DEPRECIATION    APPRECIATION
  ------------------------------------------------------------------------------
  $1,497,894,429  $1,452,086,092  $   78,085,640  $  (34,201,842) $   43,883,798

4. DIVIDEND AND DISTRIBUTION INFORMATION

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. The tax character of dividends and distributions paid during the years ended December 31, 2001 and 2000 was as follows:

                                 2001          2000
 ---------------------------------------------------------

 Ordinary income                 $ 33,251,462  $28,975,474
 Long-term capital gain            94,717,471   47,931,589
                                 ------------  -----------
 Total                           $127,968,933  $76,907,063
                                 ============  ===========

                                MANAGED FUND 12

As of December 31, 2001, the components of net assets on a tax basis were as follow:


 --------------------------------------------------------

 Paid in Capital                 $674,332,997
 Undistributed ordinary income     2,785,889
 Capital loss carryforwards      (17,068,991)
 Post-October losses             (13,251,601)
 Unrealized appreciation          43,883,798
                                 -----------
 Net Assets                      $690,682,092
                                 ===========

The Fund's capital loss carryforwards may be applied against future capital gains. Such capital loss carryforwards expire in 2009.

Post-October losses represent losses realized on investment transactions from November 1, 2001 through December 31, 2001 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

5. SUMMARY OF CHANGES FROM CAPITAL SHARE TRANSACTIONS

                                                SHARES ISSUED UPON
                                                REINVESTMENT OF                                     NET INCREASE (DECREASE)
                           CAPITAL              DIVIDENDS AND            CAPITAL SHARES             RESULTING FROM CAPITAL
                           SHARES SOLD          DISTRIBUTIONS            REDEEMED                   SHARE TRANSACTIONS
                           -------------------------------------------------------------------------------------------------
                           SHARES   AMOUNT      SHARES     AMOUNT        SHARES      AMOUNT         SHARES      AMOUNT
                           -------------------------------------------------------------------------------------------------
Year ended
  December 31, 2001:       499,184  $7,279,353  8,789,945  $127,968,933  (4,246,559) $ (63,543,521)  5,042,570  $ 71,704,765

Year ended
  December 31, 2000:       196,783   3,568,121  4,372,806    76,907,063  (8,707,336)  (159,826,288) (4,137,747)  (79,351,104)

6. DISTRIBUTIONS TO SHAREHOLDERS

The Fund declares and distributes dividends from net investment income, if any, semi-annually. Distributions of net realized gains, if any, are declared and distributed annually.

7. LINE OF CREDIT

The Fund, along with certain other Lincoln Life Multi-Fund Variable Annuity funds (the "Participants"), participates in a $125,000,000 Credit Agreement to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated among the Participants in accordance with the Agreement. The Fund may borrow up to 5% of its total assets. The Fund had no amount outstanding at December 31, 2001, or at any time during the year.

8. TAX INFORMATION (UNAUDITED)

The information set forth is for the Fund's fiscal year as required by federal laws. Please consult your tax advisor for proper treatment of this information.

For the fiscal year ended December 31, 2001, the Fund designates distributions paid during the year as follows:

 (A)               (B)
 LONG-TERM         ORDINARY       TOTAL          (C)
 CAPITAL GAINS     INCOME         DISTRIBUTIONS  QUALIFYING(1)
 DISTRIBUTIONS     DISTRIBUTIONS  (TAX BASIS)    DIVIDENDS
 -------------------------------------------------------------
 74%               26%            100%           27%

Items (A) and (B) are based on a percentage of the Fund's total distributions. Item (C) is based on a percentage of ordinary income of the Fund.

(1)QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION.

                                MANAGED FUND 13

LINCOLN NATIONAL MANAGED FUND, INC.
REPORT OF INDEPENDENT AUDITORS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
LINCOLN NATIONAL MANAGED FUND, INC.

We have audited the accompanying statement of net assets of Lincoln National Managed Fund, Inc. (the "Fund") as of December 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Lincoln National Managed Fund, Inc. at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania
February 18, 2002

                                MANAGED FUND 14

OFFICER/DIRECTOR INFORMATION FOR ANNUAL REPORT DISCLOSURE

(1)                           (2)                  (3)                                       (5)            (6)
NAME, ADDRESS AND AGE         POSITION(S) HELD     TERM OF OFFICE      (4)                   NUMBER OF      OTHER DIRECTORSHIPS
                              WITH THE FUND        AND LENGTH OF       PRINCIPAL             PORTFOLIOS IN  HELD BY DIRECTOR
                                                   TIME SERVED(2)      OCCUPATION(S)         FUND COMPLEX
                                                                       DURING THE PAST       OVERSEEN BY
                                                                       5 YEARS               THE DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------------
Kelly D. Clevenger(1)         Chairman, President  November 1, 1994    Vice President, The        11        Director, Board of
1300 S. Clinton Street        and Director         to present          Lincoln National                     Managers, Lincoln
Fort Wayne, IN 46802                                                   Life Insurance                       National Variable
Age 49                                                                 Company, Fort Wayne,                 Annuity Fund A; Lincoln
                                                                       Indiana                              Retirement Services
                                                                                                            Company, LLC

Steven M. Kluever(1)          Second Vice          May 6, 1997 to      Second Vice                11        None
1300 S. Clinton Street        President            present             President, The
Fort Wayne, IN 46802                                                   Lincoln National
Age 39                                                                 Life Insurance,
                                                                       Company

Eric C. Jones(1)              Second Vice          May 6, 1997 to      Second Vice                11        None
1300 S. Clinton Street        President and Chief  present             President, The
Fort Wayne, IN 46802          Financial Officer                        Lincoln National
Age 40                                                                 Life Insurance
                                                                       Company

Cynthia A. Rose(1)            Secretary            February 14, 1995   Secretary Assistant        11        None
1300 S. Clinton Street                             to present          Vice President, The
Fort Wayne, IN 46802                                                   Lincoln National
Age 47                                                                 Life Insurance
                                                                       Company

John B. Borsch                Director             December 14, 1981   Retired; formerly          11        Director, Board of
1776 Sherwood Road                                 to present          Associate Vice                       Managers, Lincoln
Des Plaines, IL 60016                                                  President,                           National Variable
Age 68                                                                 Investments,                         Annuity Fund A; Lincoln
                                                                       Northwestern                         Retirement Services
                                                                       University,                          Company, LLC
                                                                       Evanston, Illinois

Nancy L. Frisby               Director             April 15, 1992 to   Vice President and         11        Director, Board of
DeSoto Memorial Hospital                           present             Chief Financial                      Managers, Lincoln
900 N. Robert Avenue                                                   Officer, DeSoto                      National Variable
Arcadia, FL 34265                                                      Memorial Hospital,                   Annuity Fund A; Lincoln
Age 60                                                                 Arcadia, Florida                     Retirement Services
                                                                                                            Company, LLC

Barbara S. Kowalczyk          Director             November 2, 1993    Senior Vice                11        Lincoln National
Lincoln Financial Group                            to present          President and                        Management Corporation;
Centre Square, West Tower                                              Director, Corporate                  Lincoln Financial Group
1500 Market St., Ste. 3900                                             Planning and                         Foundation, Inc.;
Philadelphia, PA 19102-2112                                            Development, Lincoln                 Director, Board of
Age 50                                                                 National                             Managers, Lincoln
                                                                       Corporation,                         National Variable
                                                                       Philadelphia,                        Annuity Fund A
                                                                       Pennsylvania
                                                                       (Insurance Holding
                                                                       Company) Director,
                                                                       Lincoln Life &
                                                                       Annuity Company of
                                                                       New York, Director,
                                                                       Lincoln National
                                                                       (U.K.) PLC
                                                                       (Financial Services
                                                                       Company)

Kenneth G. Stella             Director             February 10, 1998   President, Indiana         11        First National Bank;
Indiana Hospital & Health                          to present          Hospital & Health                    Director, Board of
Association                                                            Association,                         Managers, Lincoln
1 American Square Ste. 1900                                            Indianapolis,                        National Variable
Indianapolis, IN 46282                                                 Indiana                              Annuity Fund A
Age 58

Frederick J. Crawford(1)      Vice President and   December 29, 2000   Vice President and         11        Director of Lincoln
Lincoln Financial Group       Treasurer            to present          Treasurer, Lincoln                   National Reinsurance
Centre Square, West Tower                                              National Corp.;                      Company (Barbados)
1500 Market St., Ste. 3900                                             President and Market                 Limited; The Financial
Philadelphia, PA 19102-2112                                            Manager Greater                      Alternative, Inc.;
Age 37                                                                 Cincinnati Region                    Financial Alternative
                                                                       Bank One, N.A.; and                  Resourced, Inc.;
                                                                       First Vice President                 Financial
                                                                       and Senior Banker,                   Choices, Inc.;
                                                                       Division of First                    Financial Investment
                                                                       Chicago NBD                          Services, Inc.;
                                                                                                            Financial Investments,
                                                                                                            Inc.; The Financial
                                                                                                            Resources
                                                                                                            Department, Inc.;
                                                                                                            Investment
                                                                                                            Alternatives, Inc.; The
                                                                                                            Investment
                                                                                                            Center, Inc.; The
                                                                                                            Investment
                                                                                                            Group, Inc.; Lincoln
                                                                                                            National Financial
                                                                                                            Institutions
                                                                                                            Group, Inc.; Personal
                                                                                                            Financial
                                                                                                            Resources, Inc.;
                                                                                                            Personal Investment
                                                                                                            Services, Inc.

------------------------

ADDITIONAL INFORMATION ON THE OFFICERS AND DIRECTORS CAN BE FOUND IN THE STATEMENT OF ADDITIONAL INFORMATION ("SAI") TO THE FUND'S PROSPECTUS. TO OBTAIN A FREE COPY OF THE SAI, WRITE: LINCOLN NATIONAL LIFE INSURANCE COMPANY, P.O. BOX 2340, FORT WAYNE, INDIANA 46801, OR CALL 1-800-4LINCOLN (454-6265). THE SAI IS ALSO AVAILABLE ON THE SEC'S WEB SITE ([http://www.sec.gov]).
(1) ALL OF THE EXECUTIVE OFFICERS ARE "INTERESTED PERSONS" OF THE FUND, AS THAT TERM IS DEFINED BY SECTION 2(a)(19) OF THE 1940 ACT, BY REASON OF THEIR BEING OFFICERS OF THE FUND.
(2) THE OFFICERS AND DIRECTORS ARE RE-ELECTED ANNUALLY. THE OFFICERS AND DIRECTORS HOLD THEIR POSITION WITH THE FUND UNTIL RETIREMENT OR RESIGNATION. THE BYLAWS OF THE FUNDS DO NOT SPECIFY A TERM OF OFFICE.

                                MANAGED FUND 15

                                                           Presorted Standard
                                                               US Postage
                                                                  Paid
                                                               Permit 552
                                                              Hackensack NJ







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
Lincoln National Life Insurance Co.          Securities offered through, and
(Lincoln Life)                               annuities issued by, The Lincoln
Fort Wayne, IN 46802                         National Life Insurance Company,
800-4LINCOLN (800-454-6265)                  Ft. Wayne, IN. Securities also
www.LincolnLife.com                          distributed by other broker-dealers
                                             with effective selling agreements.
(c) 2002 The Lincoln National Life
Insurance Co.                                Lincoln Financial Group is the
Form 19875A-LN Managed 2/02                  marketing name for Lincoln National
                                             Corporation and its affiliates.
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                                                      February 02 [Recycle Logo]